INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2025	2024

Investments in private companies, measured at FVTOCI	212	128
Investments, associates and joint ventures	1,079	487

Total investments	1,291	615

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2025	2024

Current assets	599	749
Long-term assets	2,332	3,584
Current liabilities	(486)	(1,234)
Long-term liabilities	(307)	(3,395)

Total net assets	2,138	(296)

Our share of net assets	1,060	(99)

Revenue	2,837	2,731
Expenses	(2,719)	(3,473)

Net income (loss)	118	(742)

Our share of net income (loss) [1]	50	(376)
1    MLSE activity is included prior to July 1, 2025 when the MLSE Transaction closed and activity related to MLSE's associates is included from July 1, 2025.

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2025	2024

Current assets	599	749
Long-term assets	2,332	3,584
Current liabilities	(486)	(1,234)
Long-term liabilities	(307)	(3,395)

Total net assets	2,138	(296)

Our share of net assets	1,060	(99)

Revenue	2,837	2,731
Expenses	(2,719)	(3,473)

Net income (loss)	118	(742)

Our share of net income (loss) [1]	50	(376)
1    MLSE activity is included prior to July 1, 2025 when the MLSE Transaction closed and activity related to MLSE's associates is included from July 1, 2025.